Commitments and Contingencies Minimum Commitments under Noncancelable Operating Lease Agreements (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 53.6
Operating Leases, Future Minimum Payments, Due in Two Years	44.2
Operating Leases, Future Minimum Payments, Due in Three Years	28.5
Operating Leases, Future Minimum Payments, Due in Four Years	16.9
Operating Leases, Future Minimum Payments, Due in Five Years	8.0
Operating Leases, Future Minimum Payments, Due Thereafter	1.1
Operating Leases, Future Minimum Payments Due	$ 152.3